Attorneys and Counselors at Law

Daniel H. April

Patrick J. Dolan

Megan H. Koehler

January 10, 2025

Via EDGAR correspondence

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street N.E.

Washington, D.C. 20549

Re:	Thornburg Investment Trust (the “Trust”)
File Nos. 33-14905/811-05201
Post-Effective Amendment (“PEA”) No. 156 and Amendment No. 173

Ladies and Gentlemen:

Pursuant to rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, electronically transmitted herewith for filing via EDGAR on behalf of the Trust to add two new series, the Thornburg Investment Grade Bond Managed Account Fund and Thornburg High Income Bond Managed Account Fund, is PEA No. 156 under the 1933 Act and Amendment No. 173 under the 1940 Act to the Trust’s currently effective registration statement on Form N-1A (“Registration Statement”).

The Trust anticipates that this filing shall become effective on March 26, 2025 pursuant to rule 485(a)(2) of the 1933 Act. At or before that time, the Trust will file another PEA to its Registration Statement under Rule 485(b) of the 1933 Act and Amendment under the 1940 Act, with such filing to be effective not earlier than the effective date of PEA No. 156 and Amendment No. 173. The purpose of that filing will be to incorporate any comments made by the staff on this filing and to update any missing information and/or file updated exhibits to the Registration Statement.

Please contact me or Megan Koehler with any questions. We appreciate the staff’s time and attention to our filings.

Sincerely,

/s/ Daniel H. April

Daniel H. April

Enclosures

460 St. Michael’s Drive	E-mail: dan_april@catchlaw.com	Tel.: (505) 988-2900
Suite 603	Website: www.catchlaw.com	Extension 103
Santa Fe, New Mexico 87505		Fax: (505) 988-2901